RELATED PARTY TRANSACTIONS (Details)		1 Months Ended											3 Months Ended				9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 22, 2021 USD ($) $ / shares shares	Jan. 31, 2024 shares	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 shares	Oct. 31, 2023 shares	Aug. 31, 2023 shares	Jul. 31, 2023 shares	Jun. 30, 2023 shares	May 31, 2023 shares	Apr. 30, 2023 shares	Mar. 31, 2023 shares	Sep. 30, 2021 USD ($) shares	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) D $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) D $ / shares	Dec. 31, 2020 USD ($) shares	Mar. 27, 2024 USD ($)	Jul. 26, 2023 USD ($)	Dec. 31, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Number of shares issued | shares		3,429	44,286	30,005	22,856	57,143	85,715	42,858	57,143	42,858	108,642						3,429	491,506
Aggregate purchase price													$ 12,000	$ 499,979	$ 499,980	$ 380,250			$ 1,565,228
Stock-based compensation expense recognized																			$ 2,499,000
Roth CH Acquisition V Co. | Unsecured Promissory Notes
RELATED PARTY TRANSACTIONS
Principal amount																						$ 750,000
Roth CH Acquisition V Co. | Maximum | Unsecured Promissory Notes
RELATED PARTY TRANSACTIONS
Principal amount																						$ 750,000
Roth CH Acquisition V Co. | Maximum | December Promissory Note
RELATED PARTY TRANSACTIONS
Principal amount																					$ 600,000
Aggregate amount																					$ 600,000
Roth CH Acquisition V Co. | Founder Shares
RELATED PARTY TRANSACTIONS
Percentage of transfer of founder shares with certain exceptions																	50.00%		50.00%
Roth CH Acquisition V Co. | Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares issued | shares												110,302								4,312,500
Aggregate purchase price												$ 959.14								$ 25,000
Number of shares bought back | shares												1,547,802
Value of shares bought back												$ 959.14
Number of shares cancelled | shares												1,437,500
Aggregate number of shares owned | shares												2,875,000
Restrictions on transfer period of time after business combination completion																	6 months		6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares																	$ 12.5		$ 12.5
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D																	20		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D																	30		30
Percentage of transfer of remaining founder shares with certain exceptions																	50.00%		50.00%
Roth CH Acquisition V Co. | Founder Shares | CR Financial Holdings, Inc
RELATED PARTY TRANSACTIONS
Number of shares issued | shares	56,932
Aggregate purchase price	$ 495.05
Roth CH Acquisition V Co. | Founder Shares | Initial Stockholders and Independent Directors
RELATED PARTY TRANSACTIONS
Number of shares issued | shares	167,234
Fair value upon the grant date	$ 788,900
Fair value upon the grant date (per share) | $ / shares	$ 4.72
Stock-based compensation expense recognized																	$ 0		$ 0
Roth CH Acquisition V Co. | Working Capital Loans | Related Party
RELATED PARTY TRANSACTIONS
Working capital loan outstanding			$ 416,841														$ 1,287,944	$ 416,841	$ 416,841				$ 0